SIGNIFICANT ACCOUNTING POLICIES - Exchange rates and linkage basis (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Israeli
Exchange rates and linkage basis
CPI Points	241.4	223.1	229.4
Change	5.20%	2.80%
€
Exchange rates and linkage basis
Exchange rate	3.75	3.94	3.52
Change	6.50%	(10.70%)
U.S. $
Exchange rates and linkage basis
Exchange rate	3.52	3.21	3.11
Change	13.20%	(3.10%)
CHF
Exchange rates and linkage basis
Exchange rate	3.82	3.65	3.40
Change	12.40%	(6.80%)